Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) Unit_pure in Thousands, ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Gross amount	₩ 2,000,382	₩ 1,990,849
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 258,030	₩ 242,737	₩ 234,923
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	159000.00%
Gross amount	₩ 1,484,657
Loss allowance	₩ 23,652
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	369000.00%
Gross amount	₩ 523,254
Loss allowance	₩ 19,303
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	7227000.00%
Gross amount	₩ 50,529
Loss allowance	₩ 36,516
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	4600000.00%
Gross amount	₩ 4,091
Loss allowance	₩ 1,882
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	8987000.00%
Gross amount	₩ 146,442
Loss allowance	₩ 131,613
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	5477000.00%
Gross amount	₩ 9,272
Loss allowance	₩ 5,078
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	9998000.00%
Gross amount	₩ 21,898
Loss allowance	₩ 21,893
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	9904000.00%
Gross amount	₩ 18,269
Loss allowance	₩ 18,093